Common Stock - Summary of Common Stock Shares Reserved for Future Issuance (Details) - shares	Sep. 30, 2021		Jul. 29, 2021	Jun. 30, 2021	[1]	Mar. 31, 2021	[1]	Dec. 31, 2020		Sep. 30, 2020	[2]	Jun. 30, 2020	[2]	Mar. 31, 2020	[2]	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[3]
Equity [Abstract]
Redeemable convertible preferred stock, outstanding	0	[1]	87,496,938	90,814,000		90,814,000		90,814,000	[1]	90,814,000		90,814,000		90,814,000		90,805,000	[2]	90,305,000	[3]	71,692,000
Warrants outstanding (in shares)	8,074,164							1,118,000								790,000
Options outstanding under the 2011 Plan (in shares)	19,955,000							24,700,000								24,911,000		20,578,000
Shares available for future option grants (in shares)	17,258,000							5,199,000								4,094,000
Total (in shares)	65,513,000							121,831,000								120,600,000

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[3]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.